STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ 11,235	$ (26,277)	$ 477,657
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Accrued interest	509	531	2,903
Accretion expense	0	0	16,308
Amortization of debt discount	(0)	(0)	51,000
Change in fair value of derivative liabilities	875	683	(195,252)
Change in assets and liabilities
GST receivable	(4,745)	(9,862)	(6,881)
Royalty receivable	4,045	17,531	(19,959)
Prepaid expenses	(1,507)	3,633	(6,591)
Accounts payable and accrued liabilities	(42,338)	8,745	7,716
Accrued liabilities – related party	38	(15,956)	(21,907)
Asset retirement obligation	0	0	(143,950)
Net cash provided by (used in) operating activities	(31,888)	(20,972)	161,044
Cash flows from investing activities
Reclamation Deposits	(5,088)	(4,861)	(1,798)
Net cash used in investing activities	(5,088)	(4,861)	(1,798)
Cash flows from financing activities
Payments on convertible note	0	0	(78,209)
Net cash used in financing activities	0	0	(78,209)
Foreign exchange effect on cash	(1,249)	(1,063)	(7,828)
Net increase (decrease) in cash	(38,225)	(26,896)	73,209
Cash, beginning balance	54,009	80,905	7,696
Cash, ending balance	15,784	54,009	80,905
Supplemental disclosure of cash paid for:
Interest	0	0	0
Income taxes	$ 0	$ 0	$ 0